RELATED PARTIES (Details) - USD ($)	11 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2023	Jun. 30, 2022
Key Management Personnel [Abstract]
Short-term employee benefits	$ 275,246	$ 2,109,813	$ 1,503,275
Post-employment benefits	6,079	47,502	25,114
Share-based payments	3,681,159	1,650,382	7,146,121
Total compensation	3,962,484	3,807,697	8,674,510
Loans provided to key management personnel	0	0	0
Loans provided from key management personnel	$ 0	0	$ 0
Performance Industries, Inc [Member]
Key Management Personnel [Abstract]
Payment for provision of services in relation to business development		$ 145,055
Hyperion Metals (Australia) Pty Ltd [Member]
Subsidiaries [Abstract]
Country of Incorporation		Australia
Equity Interest	100.00%	100.00%	100.00%
IperionX Critical Minerals LLC [Member]
Subsidiaries [Abstract]
Country of Incorporation		United States
Equity Interest	100.00%	100.00%	100.00%
IperionX Technology LLC [Member]
Subsidiaries [Abstract]
Country of Incorporation		United States
Equity Interest	100.00%	100.00%	100.00%
IperionX Inc. [Member]
Subsidiaries [Abstract]
Country of Incorporation		United States
Equity Interest	0.00%	100.00%	100.00%
Calatos Pty Ltd LLC [Member]
Subsidiaries [Abstract]
Country of Incorporation		United States
Equity Interest	100.00%	100.00%	100.00%